CONTINGENCIES AND COMMITMENTS - Schedule of contractual purchase commitments that are not recognized as liabilities (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 697.5	$ 578.0
Less than 1 year
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	411.8	329.3
Between 1 and 5 years
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	262.1	245.5
Later than 5 years
Disclosure of Maturity Analysis of Operating and Finance Lease Payments
Contractual capital commitments	$ 23.6	$ 3.2